INCOME TAXES (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INCOME TAXES
Valuation allowance at the beginning of the period	$ 707	$ 832	$ 745
Valuation allowance at the end of the period	788	707	832
Net (increase) decrease	(81)	125	(87)
Foreign currency movements	(22)	(49)	16
(Decrease) increase to deferred tax assets with no impact on operating tax expense, including an offsetting (decrease) increase to valuation allowances	29	12	(37)
Change in valuation allowance per rate reconciliation	(74)	88	(108)
Components of change in valuation allowance affecting tax expense
Pre-tax income and pre-tax losses in jurisdictions with valuation allowances resulting in no tax expense or benefit	(41)	(31)	(18)
Releases of valuation allowances in various jurisdictions	3	122	16
Establishments of valuation allowances in various jurisdictions	(36)	(3)	(106)
Change in valuation allowance per rate reconciliation	(74)	88	(108)
Expense (benefit) as a result of pre-tax losses in jurisdictions with valuation allowances	$ 0	$ 0	$ 0